Fair Value Measurement - Summary of Fair Value Hierarchy for Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis (Details) - Fair Value Measurements on Recurring Basis - EUR (€)
€ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	€ 440,011	€ 158,511
Financial liabilities, fair value	1,681	12,344
Put & Call Related to Financial Liabilities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value		6,706
Derivatives Financial Liabilities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value	1,681	4,417
Payables for Subsidiary Acquisition
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value		1,221
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	411,039	115,599
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	27,888	42,152
Financial liabilities, fair value	1,681	4,417
Level 2 | Derivatives Financial Liabilities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value	1,681	4,417
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	1,084	760
Financial liabilities, fair value		7,927
Level 3 | Put & Call Related to Financial Liabilities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value		6,706
Level 3 | Payables for Subsidiary Acquisition
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial liabilities, fair value		1,221
Cash and Cash Equivalents
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	411,039	115,599
Cash and Cash Equivalents | Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	411,039	115,599
Equity Investments Others
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	1,084	760
Equity Investments Others | Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	1,084	760
Derivatives Financial Assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	49	19
Derivatives Financial Assets | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	49	19
Financial Current Assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	27,168	41,523
Financial Current Assets | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	27,168	41,523
Other Non-Current Financial Assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	671	610
Other Non-Current Financial Assets | Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets, fair value	€ 671	€ 610